Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)
Commitments and Contingencies (Textual)
Rental expense including operating leases with related parties	$ 218,414	$ 163,497	$ 161,136
Cash deposit	43,600
Patents and certain property, plant and equipment with net book value	$ 850,541
RMB [Member]
Commitments and Contingencies (Textual)
Cash deposit | ¥				¥ 300,000